RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
For the purpose of these consolidated financial statements, transactions with related parties mainly comprise transactions between subsidiaries of the Group and the related parties of the Group.
Transactions with TCCC
TCCC exhibits significant influence over the Group, as defined by IAS 24, “Related Party Disclosures”. As at 31 December 2017, 18% of the total outstanding shares in the Group were owned by European Refreshments, a wholly owned subsidiary of TCCC. The Group is a key bottler of TCCC products and has entered into bottling agreements with TCCC to sell, make and distribute products of TCCC within the Group’s territories. The Group purchases concentrate from TCCC and also receives marketing funding to help promote the sale of TCCC products. Bottling agreements with TCCC for each of the Group’s territories extend through 28 May 2026, with terms of 10 years, with each containing the right for the Group to request a 10-year renewal. Additionally, two of the Group’s 17 Directors are nominated by TCCC.
The following table summarises the transactions with TCCC that directly impacted the consolidated income statement for the years presented:

	31 December 2017	31 December 2016	31 December 2015
	€ million	€ million	€ million
Amounts affecting revenue:
Fountain syrup and packaged product sales	61	44	13
Amounts affecting cost of sales:
Purchases of concentrate, syrup, mineral water and juice	(3,112)	(2,460)	(1,777)
Purchases of finished products	(30)	(31)	(36)
Marketing support funding earned	313	264	181
Total amounts affecting cost of sales	(2,829)	(2,227)	(1,632)
Amounts affecting operating expenses:
Other operating credits	10	9	8
Other operating expenses	(11)	(8)	(4)
Total amounts affecting operating expenses	(1)	1	4
Total net amount affecting the Consolidated Income Statement	(2,769)	(2,182)	(1,615)

The following table summarises the transactions with TCCC that impacted the consolidated statement of financial position for the periods presented:

	31 December 2017	31 December 2016
	€ million	€ million
Amounts due from TCCC	71	91
Amounts payable to TCCC	162	154

Marketing support funding earned
The Group and TCCC engage in a variety of marketing programmes to promote the sale of TCCC products in territories in which the Group operates. TCCC makes discretionary marketing contributions under shared marketing agreements to CCEP's operating subsidiaries. Amounts to be paid to the Group by TCCC under the programmes are generally determined annually and are periodically reassessed as the programmes progress. Under the bottling agreements, TCCC is under no obligation to participate in the programmes or continue past levels of funding in the future. The amounts paid and terms of similar programmes with other franchises may differ.
Marketing support funding programmes granted to the Group provide financial support principally based on product sales or upon the completion of stated requirements and are intended to offset a portion of the costs of the programmes.
The Group and TCCC operate under an incidence-based concentrate pricing model and funding program, the terms of which are tied to the term of our bottling agreements.
Payments from TCCC for marketing programmes to promote the sale of products are classified as a reduction in cost of sales, unless the presumption that the payment is a reduction in the price of the franchisors’ products can be overcome. Payments for marketing programmes are recognised as product is sold.
Repayment of acquired loan
At the time of the Merger, the Group assumed a non-interest bearing loan with Atlantic Industries, a subsidiary of TCCC, for the amount of €73 million. This loan was fully repaid prior to 31 December 2016.
Terms and conditions of transactions with TCCC
Outstanding balances on transactions with TCCC are unsecured, interest-free and generally settled in cash. There have been no guarantees provided or received for any TCCC receivables or payables. Receivables from TCCC are considered to be recoverable and no expense was incurred as a result of outstanding receivables due from TCCC for the year ended 31 December 2017, 31 December 2016 and 31 December 2015.
Transactions with Cobega companies
Cobega exhibits significant influence over the Group, as defined by IAS 24, “Related Party Disclosures”. As a result of the consummation of the Merger, Cobega S.A., who previously owned 56% of CCIP, indirectly owned 19% of the total outstanding shares of the Group as at 31 December 2017 through its ownership interest in Olive Partners. Additionally, five of the Group’s 17 Directors, including the Chairman, are nominated by Olive Partners, three of whom are affiliated with Cobega S.A.
The following table summarises the transactions with Cobega that directly impacted the consolidated income statement for the years presented:

	31 December 2017	31 December 2016
	€ million	€ million
Amounts affecting revenues:
Packaged product sales	3	5
Amounts affecting cost of sales:
Purchases of juice concentrates and mineral water	(68)	(37)
Purchases of finished goods and other cost of goods	(12)	(6)
Total amounts affecting cost of sales	(80)	(43)
Amounts affecting operating expenses:
Maintenance and repair services and plant rental expense	(9)	(5)
Office rent and other expenses	(7)	(4)
Total amounts affecting operating expenses	(16)	(9)
Total net amount affecting the consolidated income statement	(93)	(47)
The following table summarises the transactions with Cobega that impacted the consolidated statement of financial position for the periods presented:

	31 December 2017	31 December 2016
	€ million	€ million
Amounts due from Cobega	4	4
Amounts payable to Cobega	16	8

Under the terms of the Merger, Vifilfell hf, a subsidiary of Cobega, was acquired by the Group on 29 July 2016 for cash consideration of €35 million. This acquisition was made to expand the Group’s geographical presence by obtaining the rights to sell, make and distribute products within the Icelandic territory. All outstanding consideration was paid prior to 31 December 2016.
There are no significant transactions with other related parties in the periods presented.
Transactions with key management personnel
Key management personnel are the members of the Board of Directors and the members of the senior leadership team. The following table summarises the amounts recognised as an expense during the reporting period related to key management personnel:

	31 December 2017	31 December 2016	31 December 2015
	€ million	€ million	€ million
Salaries and other short-term employee benefits	18	20	17
Post-employment benefits	1	1	—
Share-based payments	8	20	25
Termination benefits	—	10	2
Total	27	51	44

The Group did not have any loans with key management personnel and was not party to any other transactions with the key management personnel during the periods presented.